Employee Benefits - Summary of Employee Benefits (Present Value of Funded Obligation) (Detail) - USD ($) $ in Thousands	Mar. 31, 2025	Mar. 31, 2024
Disclosure of defined benefit plans [abstract]
Present value of unfunded obligation	$ 12,033	$ 9,316
Total	$ 12,033	$ 9,316